Cash and Cash Equivalents - Summary of Cash and Bank Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Non-current
Long-term bank deposits	¥ 50,000	$ 7,057	¥ 70,000
Current
Cash and cash equivalents	5,753,268	812,024	5,559,890	$ 784,729	¥ 5,390,324	¥ 3,653,914
Long-term bank deposits	70,000	9,880	70,000
Short-term bank deposits	286,543	40,443	356,926
Restricted cash	231,107	32,619	71,706
Total	6,340,918	894,966	6,058,522
Cash and bank balances	¥ 6,390,918	$ 902,023	¥ 6,128,522